Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of activity in the company’s equity investments, at fair value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Activity In The Company SEquity Investments At Fair Value Abstract
Beginning balance	$ 419,995
Additions	85,733	531,250
Sales at original cost	(171,407)	(359,843)
Unrealized (loss) gain	(221,309)	248,588
Ending balance	$ 113,012	$ 419,995